Summary of Platform Development Cost Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Platform development beginning of year	$ 1,706,805	$ 977,697	$ 977,697
Stock-based compensation	21,688,226	11,185,953	14,641,181	$ 10,364,787
Dispositions	(862,442)	(105,123)
Platform development end of year	1,268,903		1,706,805	977,697
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Platform development beginning of year	16,027,428	$ 10,678,692	10,678,692	6,833,900
Payroll-based costs capitalized during the year	3,016,924		3,750,541	2,537,402
Total capitalized costs	19,044,352		14,429,233	9,371,302
Stock-based compensation	1,347,624		1,608,995	1,307,390
Dispositions	(894,456)		(10,800)
Platform development end of year	$ 19,497,520		16,027,428	10,678,692
Dispositions during the year			$ (10,800)